Refundable Deposit for Investment (Details)	Feb. 28, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Refundable Deposit for Investment (Details) [Line Items]
Refundable deposit for investment		¥ 72,774,000	$ 10,250,000	¥ 80,183,000
Refundable investment funds		7,409,000
Agreement term	3 years
Refund received		¥ 2,285	$ 322
Shanghai Lingneng Electricity Selling Co., Ltd [Member]
Refundable Deposit for Investment (Details) [Line Items]
Bearing interest rate percentage		3.00%	3.00%